Condensed Consolidated Statement of Stockholders' Equity (USD $)	Total	Common Stock and Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2009	$ (6,886,000)	$ 256,131,000	$ (263,017,000)
Balance, shares at Dec. 31, 2009		1,020,174
Proceeds from the issuance of common shares and warrants, net	1,693,000	1,693,000	0
Proceeds from the issuance of common shares and warrants, net, shares		314,139
Shares issued in connection with acquisition of Cequent Pharmaceuticals and termination of notes payable and warrants issued to Cequent	30,337,000	30,337,000	0
Shares issued in connection with acquisition of Cequent Pharmaceuticals and termination of notes payable and warrants issued to Cequent (in shares)		988,285
Shares issued in connection with license agreement	3,790,000	3,790,000	0
Shares issued in connection with license agreement, shares		141,949
Fractional shares redeemed in reverse stock split	0	0	0
Fractional shares redeemed, shares		(22)
Proceeds from employee stock purchase plan purchases	2,719,000
Proceeds from the exercise of subscription investment units and warrants		2,719,000	0
Proceeds from the exercise of subscription investment units and warrants (in shares)		71,284
Reclassification of fair value of warrants exercised	2,878,000	2,878,000	0
Reclassification of fair value of warrants exercised (in shares)		0
Reclassification of fair value for price adjustable warrants from liability to equity upon elimination of price adjustment feature	4,459,000	4,459,000	0
Reclassification of fair value for price adjustable warrants from liability to equity upon elimination of price adjustment feature (in shares)		0
Shares issued in connection with settlement of liabilities	3,916,000	3,916,000	0
Shares issued in connection with settlement of liabilities, shares		244,266
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures	2,016,000	2,016,000	0
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures (in shares)		0
Net loss	(27,753,000)	0	0
Balance at Dec. 31, 2010	17,169,000	307,939,000	(290,770,000)
Balance, shares at Dec. 31, 2010	2,780,075	2,780,075
Proceeds from the issuance of common shares and warrants, net	6,227,000	6,227,000	0
Proceeds from the issuance of common shares and warrants, net, shares		4,414,251
Shares issued in connection with license agreement	80,000	80,000	0
Shares issued in connection with license agreement, shares		11,377
Shares issued in connection with termination of lease	1,482,000	1,482,000	0
Shares issued in connection with termination of lease (in shares)		780,000
Proceeds from employee stock purchase plan purchases	25,000	25,000	0
Proceeds from employee stock purchase plan purchases, shares		6,504
Proceeds from the exercise of subscription investment units and warrants	2,630,000	2,630,000	0
Proceeds from the exercise of subscription investment units and warrants (in shares)		2,446,705
Reclassification of fair value of price adjustable subscription investment units and warrants from liability to equity upon exercise	302,000	302,000	0
Reclassification of fair value of price adjustable subscription investment units and warrants from liability to equity upon exercise (in shares)		0
Reclassification of fair value for price adjustable warrants from liability to equity upon elimination of price adjustment feature	620,000	620,000	0
Reclassification of fair value for price adjustable warrants from liability to equity upon elimination of price adjustment feature (in shares)		0
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures	927,000	927,000	0
Compensation related to restricted stock, stock options and employee stock purchase plan, net of forfeitures (in shares)		0
Net loss	(29,424,000)	0	(29,424,000)
Balance at Dec. 31, 2011	38,000	320,232,000	(320,194,000)
Balance, shares at Dec. 31, 2011	10,438,912	10,438,912
Proceeds from the issuance of common shares and warrants, net	1,111,000	1,111,000
Proceeds from the issuance of common shares and warrants, net, shares		1,600,002
Shares issued in connection with license agreement	233,000	233,000
Shares issued in connection with license agreement, shares		340,906
Fractional shares redeemed, shares		(104)
Proceeds from employee stock purchase plan purchases	2,000	2,000
Proceeds from employee stock purchase plan purchases, shares		3,908
Reclassification of fair value liability for price adjustable warrants exercised	291,000	291,000
Reclassification of fair value liability for price adjustable warrants exercised, shares		187,006
Shares issued in connection with settlement of liabilities	1,124,000	1,124,000
Shares issued in connection with settlement of liabilities, shares		3,596,126
Compensation related to stock options and employee stock purchase plan, net of forfeitures	345,000	345,000
Net loss	(5,494,000)		(5,494,000)
Balance at Sep. 30, 2012	$ (2,350,000)	$ 323,338,000	$ (325,688,000)
Balance, shares at Sep. 30, 2012	16,166,756	16,166,756